FINANCIAL INSTRUMENTS (Details) - Debt Instrument, Name [Domain] $ in Thousands, NOK in Millions	6 Months Ended
	Jun. 30, 2015 USD ($) Rate	Jun. 30, 2015 NOK Rate	Dec. 31, 2014 USD ($)	Dec. 31, 2014 NOK	Mar. 19, 2014 NOK	Oct. 19, 2012 NOK
Derivative, Fair value [Abstract]
Assets	$ 3,947		$ 3,294
Financial instruments (short-term): at fair value	0		517
Liabilities	87,283		106,679
Interest rate swaps [Abstract]
Notional principal	785,400		1,094,100
Notional principal, at maturity	70,125
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Fair value [Abstract]
Assets	917		710
Financial instruments (short-term): at fair value	0		292
Liabilities	9,854		40,058
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Fair value [Abstract]
Assets	3,030		2,584
Financial instruments (short-term): at fair value	0		225
Liabilities	1,398		1,565
Cross Currency Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Fair value [Abstract]
Liabilities	71,976		63,083
Cross Currency Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Fair value [Abstract]
Liabilities	$ 4,055		$ 1,973
Interest Rate Swap 3 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 31, 2008
Maturity date	Aug. 31, 2018
Notional principal	$ 33,004
Notional principal, at maturity	$ 24,794
Fixed interest rate range, low end (in hundredths) | Rate	4.05%	4.05%
Fixed interest rate range, high end (in hundredths) | Rate	4.15%	4.15%
Interest Rate Swap 4 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Apr. 30, 2011
Maturity date	Dec. 31, 2018
Notional principal	$ 36,094
Notional principal, at maturity	$ 23,394
Fixed interest rate range, low end (in hundredths) | Rate	2.13%	2.13%
Fixed interest rate range, high end (in hundredths) | Rate	2.80%	2.80%
Interest Rate Swap 5 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	May 31, 2011
Maturity date	Jan. 31, 2019
Notional principal	$ 53,704
Notional principal, at maturity	$ 34,044
Fixed interest rate range, low end (in hundredths) | Rate	0.80%	0.80%
Fixed interest rate range, high end (in hundredths) | Rate	2.58%	2.58%
Interest Rate Swap 6 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Aug. 31, 2011
Maturity date	Aug. 31, 2021
Notional principal	$ 100,000
Notional principal, at maturity	$ 100,000
Fixed interest rate range, low end (in hundredths) | Rate	2.50%	2.50%
Fixed interest rate range, high end (in hundredths) | Rate	2.93%	2.93%
Interest Rate Swap 8 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	May 31, 2012
Maturity date	Aug. 31, 2022
Notional principal	$ 164,067
Notional principal, at maturity	$ 79,733
Fixed interest rate range, low end (in hundredths) | Rate	1.76%	1.76%
Fixed interest rate range, high end (in hundredths) | Rate	1.85%	1.85%
Interest Rate Swap 9 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Oct. 31, 2012
Maturity date	Oct. 31, 2017
Notional principal	$ 42,117
Notional principal, at maturity	$ 32,142
Fixed interest rate range, low end (in hundredths) | Rate	0.81%	0.81%
Fixed interest rate range, high end (in hundredths) | Rate	0.82%	0.82%
Interest Rate Swap 10 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Feb. 28, 2013
Maturity date	Dec. 21, 2017
Notional principal	$ 100,000
Notional principal, at maturity	$ 100,000
Fixed interest rate range, low end (in hundredths) | Rate	1.85%	1.85%
Fixed interest rate range, high end (in hundredths) | Rate	1.97%	1.97%
Interest Rate Swap 11 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 04, 2013
Maturity date	Apr. 25, 2023
Notional principal	$ 151,008
Fixed Interest Rate | Rate	6.03%	6.03%
Cross Currency Interest Rate Contract 2 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 05, 2014
Maturity date	Mar. 19, 2019
Notional principal	$ 105,436
Notional principal, at maturity
Fixed interest rate range, low end (in hundredths) | Rate	5.92%	5.92%
Fixed interest rate range, high end (in hundredths) | Rate	6.23%	6.23%
Interest Rate Swap 14 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Dec. 28, 2016
Maturity date	Dec. 29, 2021
Notional principal	$ 108,375
Fixed interest rate range, low end (in hundredths) | Rate	1.86%	1.86%
Fixed interest rate range, high end (in hundredths) | Rate	3.33%	3.33%
Interest Rate Swap 15 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Jan. 06, 2017
Maturity date	Jan. 06, 2022
Notional principal	$ 110,500
Fixed interest rate range, low end (in hundredths) | Rate	1.56%	1.56%
Fixed interest rate range, high end (in hundredths) | Rate	3.09%	3.09%
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Derivative [Line Items]
Debt Instrument, Face Amount | NOK		NOK 565.0		NOK 572.0		NOK 600.0
NOK 600 million senior unsecured floating rate bonds due 2017 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Oct. 19, 2012
Maturity date	Oct. 19, 2017
Notional principal	$ 105,400
NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Derivative [Line Items]
Debt Instrument, Face Amount | NOK		NOK 856.0		NOK 892.0	NOK 900.0
NOK 900 million senior unsecured floating rate bonds due 2019 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 05, 2014
Maturity date	Mar. 19, 2019
Notional principal	$ 151,000